Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ 65,103	$ 45,944
General and administrative	15,918	9,874
Total operating expenses	81,021	55,818
Loss from operations	(81,021)	(55,818)
Other (expense) income:
Interest expense	(20,765)	(94)
Interest income	1,093	3,608
Other income	760	1,041
Other expense	(999,987)
Total other (expense) income	(1,018,899)	4,555
Net loss	(1,099,920)	(51,263)
Less: Net (loss) income attributable to non-controlling interest, net of tax of $0 for the years ended December 31, 2020 and 2019	(6)	20
Net loss attributable to common stockholders	(1,099,914)	(51,283)
Net loss	(1,099,920)	(51,263)
Other comprehensive (loss) income:
Unrealized (loss) gain on marketable securities	(121)	121
Total comprehensive loss	(1,100,041)	(51,142)
Less: Comprehensive (loss) income attributable to non-controlling interest	(6)	20
Comprehensive loss attributable to common stockholders	$ (1,100,035)	$ (51,162)
Basic and Diluted net loss per share	$ (4.36)	$ (0.21)
Basic and Diluted weighted-average common shares outstanding	252,143,509	239,636,062